Loans - Loan Delinquency and Non-Accrual Loans (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 31,588,195.4	$ 336,653.5	₨ 28,638,811.1
Current loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable period past due	30 days	30 days	30 days
Agricultural Loan | Not Impaired or Less Than 366 days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 65,100.0		₨ 44,400.0